UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
REVENUES:
Time charter revenues	$ 12,424	$ 9,283
EXPENSES:
Voyage expenses	1,417	1,276
Vessel operating expenses (Note 9)	5,580	5,036
Depreciation and amortization of deferred charges (Note 5)	3,444	4,042
Impairment loss (Note 5)	1,087	0
General and administrative expenses	3,287	2,609
Support agreement costs (Note 3(d))	6,750	0
Management fees to related parties (Notes 3(a) and 3(b))	630	606
Other operating (income)/loss	(4)	17
Operating loss	(9,767)	(4,303)
OTHER INCOME:
Changes in fair value of warrants' liability	0	6,335
Finance costs	0	(901)
Interest income	256	216
Loss on equity method investment (Note 4)	(15)	0
Other income	15	0
Total other income, net	256	5,650
Net (loss)/income	(9,511)	1,347
Comprehensive (loss)/income	(9,511)	1,347
Deemed dividend upon redemption of Series D Preferred Stock (Note 7(c))	(2)	(154)
Net (loss)/income and comprehensive (loss)/income attributable to common stockholders	$ (10,321)	$ 24
(Loss)/ earnings per common share, basic (Note 8) (in dollars per share)	$ (1.39)	$ 0.02
Loss per common share, diluted (Note 8) (in dollars per share)	$ (1.39)	$ (4.49)
Weighted average number of common stock, basic (Note 8) (in shares)	7,451,646	1,362,644
Weighted average number of common stock, diluted (Note 8) (in shares)	7,451,646	1,405,001
Class A Warrants [Member]
OTHER INCOME:
Undistributed earnings on Class A warrants	$ 0	$ (2)
Series C Preferred Stock [Member]
OTHER INCOME:
Dividends	(327)	(575)
Series D Preferred Stock [Member]
OTHER INCOME:
Deemed dividend upon redemption of Series D Preferred Stock (Note 7(c))	(2)
Dividends	$ (481)	$ (592)